Capital Leases Included in Properties (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Total Cost	513	518
Total Accumulated depreciation	181	167
Total Net book value	332	351
Building
Capital Leased Assets [Line Items]
Total Cost	1	1
Total Net book value	1	1
Rolling Stock
Capital Leased Assets [Line Items]
Total Cost	510	515
Total Accumulated depreciation	179	165
Total Net book value	331	350
Property, Plant and Equipment, Other Types
Capital Leased Assets [Line Items]
Total Cost	2	2
Total Accumulated depreciation	2	2